General and administrative expenses (Tables)	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Schedule of general and administrative expense

	Three months ended November 30,
	2023	2022
Directors’ fees (Note 15)	$60	$107
Insurance	85	99
Office and general	67	19
Shareholder information	158	128
Professional fees	189	101
Salaries and benefits (Note 15)	558	484
Consulting	177	51
Share-based compensation expense (Notes 12 and 15)	810	753
Travel and accommodation	78	47
Depreciation	13	40
Other	16	8
Total general and administrative expenses	$2,211	$1,837